Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties [Abstract]
Schedule of related party transactions

		Year ended December 31,
		2012	2013

Balance Sheet
Advances for drillships under construction and related costs		$960	$1,185
Drilling rigs, drillships, machinery and equipment, net		$-	$5,692
	Year ended December 31,
Statement of Operations	2011	2012	2013
Service Revenue, net - Cardiff Marine Inc.	$2,357	$6,193	$-
Service Revenue, net - Cardiff Drilling Inc.	-	-	10,786
General and administrative expenses:

-Vivid Finance Limited	5,230	10,768	16,623
-Azara	-	-	5,000
-Basset	-	2,676	4,200
-Amortization of CEO's stock based compensation	$-	$-	$1,358